Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

As of March 31, 2026 and 2025, property and equipment, net consist of the following:

	As of March 31,
	2026	2025

Office equipment	$20,369	$17,760
Less: accumulated depreciation	(8,354)	(1,612)
Property and equipment, net	$12,015	$16,148